INVESTMENTS IN AFFILIATES AND JOINT VENTURES - Carrying Amount (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Equity Method Investments [Line Items]
Investments in affiliates	$ 703,225	$ 648,780	$ 541,565
Golar Partners
Schedule of Equity Method Investments [Line Items]
Investments in affiliates	467,097	507,182
ECGS
Schedule of Equity Method Investments [Line Items]
Investments in affiliates	5,385	4,864
Golar Power
Schedule of Equity Method Investments [Line Items]
Investments in affiliates	228,696	126,534
OneLNG
Schedule of Equity Method Investments [Line Items]
Investments in affiliates	$ 2,047	$ 10,200